ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Accounts receivable	$ 306,288	$ 144,246	$ 10,390
Accounts receivable - related parties*	153,778	137,297	5,587
Allowance for doubtful accounts	(2,517)	0	(10,290)
Total accounts receivable	$ 457,549	$ 281,543	$ 5,687